INDEPENDENCE HOLDING COMPANY CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS PROVIDED BY (USED BY) OPERATING ACTIVITIES:
Net income	$ 7,264	$ 18,513
Adjustments to reconcile net income to net change in cash from operating activities:
Gain on bargain purchase of AMIC		(27,830)
(Income) loss from discontinued operations, net of tax		182
Amortization of deferred acquisition costs	3,449	3,038
Net realized investment gains	(1,681)	(1,983)
Other-than-temporary impairment losses	468	2,665
Equity income from AMIC and other equity method investments	(714)	(487)
Depreciation and amortization	2,233	2,461
Share-based compensation expenses	351	348
Deferred tax expense	250	12,811
Other adjustments to reconcile net income	2,015	666
Changes in assets and liabilities:
Change in insurance liabilities	646	(21,980)
Additions to deferred acquisition costs, net	(3,786)	(2,170)
Change in net amounts due from and to reinsurers	(3,028)	11,075
Change in premium and claim funds	544	2,556
Change in income tax liability	2,888	(2,820)
Change in due and unpaid premiums	5,492	10,763
Change in other assets	(2,009)	1,400
Change in other liabilities	(3,379)	(11,182)
Net change in cash from operating activities of continuing operations	11,003	(1,974)
Net change in cash from operating activities of discontinued operations		(767)
Net change in cash from operating activities	11,003	(2,741)
CASH FLOWS PROVIDED BY (USED BY) INVESTING ACTIVITIES:
Change in net amount due from and to securities brokers	(16,530)	2,913
Net sales of securities under resale and repurchase agreements	27,101	17,376
Sales of equity securities	30,770	28,613
Purchases of equity securities	(35,386)	(17,022)
Sales of fixed maturities	244,277	379,878
Maturities and other repayments of fixed maturities	39,792	67,702
Purchases of fixed maturities	(301,198)	(473,161)
Additional investments in other investments, net of distributions	(153)	1,428
Cash acquired in acquisition of AMIC, net of cash paid		4,562
Cash paid in acquisitions of companies, net of cash acquired		(3,469)
Cash paid in acquisitions of noncontrolling interests in AMIC	(1,000)
Cash received (paid) in acquisition of policy blocks		1,192
Change in notes and other receivables	(727)	(705)
Other investing activites	(884)	(993)
Net change in cash from investing activities	(13,938)	8,314
CASH FLOWS PROVIDED BY (USED BY) FINANCING ACTIVITIES:
Payments for repurchases of common stock	(81)	(1,591)
Excess tax expense from expired stock options and vesting of restricted stock	(164)	(22)
Proceeds of investment-type insurance contracts	3,390	1,587
Dividends paid	(375)	(386)
Other financing activities	48	44
Net change in cash from financing activities	2,818	(368)
Net change in cash and cash equivalents	(117)	5,205
Cash and cash equivalents, beginning of period	11,426	7,394
Cash and cash equivalents, end of period	$ 11,309	$ 12,599